EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	$ 15,723	$ 8,141
Recoveries from partners	(7,277)	(1,956)
Net Expenditures	8,446	6,185
Administration Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	488	555
Field and technical costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures		1,960
Drilling, technical, and support costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	5,794
Personnel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	4,735	2,895
Professional costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	810	582
Property Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	2,244	960
Share-based payments [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	1,178	789
Travel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	474	400
Scandinavia [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	4,660	2,728
Recoveries from partners	(2,921)	(1,277)
Net Expenditures	1,739	1,451
Scandinavia [Member] | Administration Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	165	142
Scandinavia [Member] | Field and technical costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures		1,172
Scandinavia [Member] | Drilling, technical, and support costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	1,422
Scandinavia [Member] | Personnel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	1,732	736
Scandinavia [Member] | Professional costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	251	132
Scandinavia [Member] | Property Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	543	150
Scandinavia [Member] | Share-based payments [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	321	223
Scandinavia [Member] | Travel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	226	173
USA [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	7,877	4,268
Recoveries from partners	(4,021)	(679)
Net Expenditures	3,856	3,589
USA [Member] | Administration Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	214	239
USA [Member] | Field and technical costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures		541
USA [Member] | Drilling, technical, and support costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	2,557
USA [Member] | Personnel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	2,375	1,911
USA [Member] | Professional costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	243	197
USA [Member] | Property Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	1,674	744
USA [Member] | Share-based payments [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	647	460
USA [Member] | Travel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	167	176
Turkey [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	470	629
Recoveries from partners	(17)	0
Net Expenditures	453	629
Turkey [Member] | Administration Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	66	145
Turkey [Member] | Field and technical costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures		89
Turkey [Member] | Drilling, technical, and support costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	40
Turkey [Member] | Personnel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	114	113
Turkey [Member] | Professional costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	133	189
Turkey [Member] | Property Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	65	14
Turkey [Member] | Share-based payments [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	45	63
Turkey [Member] | Travel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	7	16
Australia And New Zealand [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	2,609	447
Recoveries from partners	(317)	0
Net Expenditures	2,292	447
Australia And New Zealand [Member] | Administration Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	42	29
Australia And New Zealand [Member] | Field and technical costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures		138
Australia And New Zealand [Member] | Drilling, technical, and support costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	1,775
Australia And New Zealand [Member] | Personnel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	375	141
Australia And New Zealand [Member] | Professional costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	174	27
Australia And New Zealand [Member] | Property Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	28	52
Australia And New Zealand [Member] | Share-based payments [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	144	31
Australia And New Zealand [Member] | Travel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	71	29
Other [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	107	69
Recoveries from partners	(1)	0
Net Expenditures	106	69
Other [Member] | Administration Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	1	0
Other [Member] | Field and technical costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures		20
Other [Member] | Drilling, technical, and support costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	0
Other [Member] | Personnel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	139	(6)
Other [Member] | Professional costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	9	37
Other [Member] | Property Cost [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	(66)	0
Other [Member] | Share-based payments [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	21	12
Other [Member] | Travel [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expenditures	$ 3	$ 6